Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Dec. 19, 2018
Document Effective Date	Jan. 01, 2019
Prospectus Date	Jan. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund | Class A
Risk/Return:
Trading Symbol	EACBX
Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund | Class I
Risk/Return:
Trading Symbol	EICBX